Derivatives	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Derivatives

15	Derivatives

Notional contract amounts and fair values of derivatives by product contract type held by HSBC
	Notional contract amount		Fair value – Assets			Fair value – Liabilities
	Trading	Hedging	Trading	Hedging	Total	Trading	Hedging	Total
	$m	$m	$m	$m	$m	$m	$m	$m
Foreign exchange	13,639,520	108,585	111,012	1,233	112,245	110,786	662	111,448
Interest rate	17,272,408	423,761	190,296	4,946	195,242	182,569	4,565	187,134
Equities	908,649	—	15,660	—	15,660	21,311	—	21,311
Credit	164,160	—	1,294	—	1,294	2,212	—	2,212
Commodity and other	191,761	—	10,542	—	10,542	12,992	—	12,992
Gross total fair values	32,176,498	532,346	328,804	6,179	334,983	329,870	5,227	335,097
Offset (Note 31)					(97,243)			(97,243)
At 31 Dec 2025	32,176,498	532,346	328,804	6,179	237,740	329,870	5,227	237,854

Foreign exchange	11,706,591	82,161	142,055	2,738	144,793	133,910	75	133,985
Interest rate	17,316,173	406,109	209,794	4,790	214,584	212,980	4,930	217,910
Equities	768,732	—	17,116	—	17,116	20,643	—	20,643
Credit	143,136	—	1,756	—	1,756	1,769	—	1,769
Commodity and other	118,180	—	3,134	—	3,134	2,887	—	2,887
Gross total fair values	30,052,812	488,270	373,855	7,528	381,383	372,189	5,005	377,194
Offset (Note 31)					(112,746)			(112,746)
At 31 Dec 2024	30,052,812	488,270	373,855	7,528	268,637	372,189	5,005	264,448
The notional contract amounts of derivatives held for trading purposes and derivatives designated in hedge accounting relationships indicate the nominal value of transactions outstanding at the balance sheet date. They do not represent amounts at risk.

Notional contract amounts and fair values of derivatives by product contract type held by HSBC Holdings with subsidiaries
	Notional contract amount		Assets			Liabilities
	Trading	Hedging	Trading	Hedging	Total	Trading	Hedging	Total
	$m	$m	$m	$m	$m	$m	$m	$m
Foreign exchange	48,660	681	570	10	580	941	—	941
Interest rate	21,304	91,600	801	561	1,362	358	2,152	2,510
At 31 Dec 2025	69,964	92,281	1,371	571	1,942	1,299	2,152	3,451

Foreign exchange	51,437	—	796	—	796	1,015	—	1,015
Interest rate	30,535	90,074	1,544	714	2,258	487	3,838	4,325
At 31 Dec 2024	81,972	90,074	2,340	714	3,054	1,502	3,838	5,340
Use of derivatives
For details regarding the use of derivatives, see page 202 under ‘Market risk’.
Trading derivatives
Most of HSBC’s derivative transactions relate to sales and trading activities. Sales activities include the structuring and marketing of derivative products to customers to enable them to take, transfer, modify or reduce current or expected risks. Trading activities include market-making and risk management. Market-making entails quoting bid and offer prices to other market participants for the purpose of generating revenue based on spread and volume. Risk management activity is undertaken to manage the risk arising from client transactions, with the principal purpose of retaining client margin. Other derivatives classified as held for trading include non-qualifying hedging derivatives.
Substantially all of HSBC Holdings’ derivatives entered into with subsidiaries are managed in conjunction with financial liabilities.
Hedge accounting derivatives
HSBC applies hedge accounting to manage the following risks: interest rate and foreign exchange risks. Further details of how these risks arise and how they are managed by the Group can be found in the ‘Risk review’.
Hedged risk components
HSBC designates a portion of cash flows of a financial instrument or a group of financial instruments for a specific interest rate or foreign currency risk component in a fair value or cash flow hedge. The designated risks and portions are either contractually specified or otherwise separately identifiable components of the financial instrument that are reliably measurable. Risk-free or benchmark interest rates generally are regarded as being both separately identifiable and reliably measurable, except for the Interest Rate Benchmark Reform Phase 2 transition where HSBC designates alternative benchmark rates as the hedged risk which may not have been separately identifiable upon initial designation, provided
HSBC reasonably expects it will meet the requirement within 24 months from the first designation date. The designated risk components account for a significant portion of the overall changes in fair value or cash flows of the hedged items.
HSBC uses net investment hedges to hedge the structural foreign exchange risk related to net investments in foreign operations including subsidiaries and branches whose functional currencies are different from that of the parent. When hedging with foreign exchange forward contracts, the spot rate component of the foreign exchange risk is designated for an amount of net assets as the hedged risk.
Sources of hedge ineffectiveness may arise from basis risk, including but not limited to the discount rates used for calculating the fair value of derivatives, hedges using instruments with a non-zero fair value, and notional and timing differences between the hedged items and hedging instruments.
Fair value hedges
HSBC enters into fixed-for-floating interest rate swaps to manage the exposure to changes in fair value caused by movements in market interest rates on certain fixed-rate financial instruments that are not measured at fair value through profit or loss, including debt securities held and issued.

HSBC hedging instrument by hedged risk
	Hedging instrument
		Carrying amount
	Notional amount[1,2]	Assets	Liabilities	Balance sheet presentation	Change in fair value[3]
Hedged risk	$m	$m	$m		$m
Interest rate[4]	233,741	3,851	4,283	Derivatives	(661)
At 31 Dec 2025	233,741	3,851	4,283		(661)

Interest rate[4]	190,332	4,180	4,411	Derivatives	(449)
At 31 Dec 2024	190,332	4,180	4,411		(449)
1The notional contract amounts of derivatives designated in qualifying hedge accounting relationships indicate the nominal value of transactions outstanding at the balance sheet date. They do not represent amounts at risk.
2The notional amount of non-dynamic fair value hedges is equal to $76,349m (2024: $71,916m), of which the weighted-average maturity date is April 2032 and the weighted-average swap rate is 3.15% (2024: 3.24%).
3Used in effectiveness testing, which uses the full fair value change of the hedging instrument not excluding any component.
4The hedged risk ‘interest rate’ includes inflation risk.

HSBC hedged item by hedged risk
	Hedged item						Ineffectiveness
	Carrying amount		Accumulated fair value hedge adjustments included in carrying amount[1]			Change in fair value[2]	Recognised in profit and loss
	Assets	Liabilities	Assets	Liabilities	Balance sheet presentation			Profit and loss presentation
Hedged risk	$m	$m	$m	$m		$m	$m
Interest rate[3]	115,156		(1,091)		Financial investments - measured at fair value through other comprehensive income	1,513	(2)	Net income from financial instruments held for trading or managed on a fair value basis
	2,845		31		Financial investments - measured at amortised cost	18
	26,052		62	—	Loans and advances to customers	157
	—		—		Reverse repurchase agreements – non- trading	—
		53,482		(370)	Debt securities in issue	(586)
		201		—	Deposits by banks	2
		2,237		—	Customer accounts	1
		25,818		(610)	Subordinated liabilities[4]	(446)
At 31 Dec 2025	144,053	81,738	(998)	(980)		659	(2)

Interest rate[3]	93,055		(2,701)		Financial investments - measured at fair value through other comprehensive income	(728)	(8)	Net income from financial instruments held for trading or managed on a fair value basis
	492		11		Financial investments - measured at amortised cost	(14)
	13,915		(104)		Loans and advances to customers	16
	—		—		Reverse repurchase agreements – non- trading	—
		72,576		(1,800)	Debt securities in issue	1,110
		207		—	Customer accounts	—
		1,205		(266)	Subordinated liabilities	57
At 31 Dec 2024	107,462	73,988	(2,794)	(2,066)		441	(8)
1The accumulated amount of fair value hedge adjustments remaining in the statement of financial position for hedged items that have ceased to be adjusted for hedging gains and losses were liabilities of $257m (2024: $311m) for FVOCI assets and assets of $733m (2024: $745m) for debt issued.
2Used in effectiveness testing, which comprise an amount attributable to the designated hedged risk that can be a risk component.
3The hedged risk ‘interest rate’ includes inflation risk.
4From 2025, HSBC Holdings is presenting separately the carrying amount of 'Subordinated liabilities' hedged items from 'Debt securities in issue'.

HSBC Holdings hedging instrument by hedged risk
	Hedging instrument
		Carrying amount
	Notional amount[1,2]	Assets	Liabilities	Balance sheet presentation	Change in fair value[3]
Hedged risk	$m	$m	$m		$m
Foreign currency	681	10	—	Derivatives	9
Interest rate	91,600	561	2,152	Derivatives	1,128
At 31 Dec 2025	92,281	571	2,152		1,137

Foreign currency	—	—	—	Derivatives	—
Interest rate	90,074	714	3,838	Derivatives	(1,103)
At 31 Dec 2024	90,074	714	3,838		(1,103)
1The notional contract amounts of derivatives designated in qualifying hedge accounting relationships indicate the nominal value of transactions outstanding at the balance sheet date. They do not represent amounts at risk.
2The notional amount of non-dynamic fair value hedges is equal to $92,281m (2024: $90,074m), of which the weighted-average maturity date is July 2031 and the weighted-average swap rate is 2.76% (2024: 2.78%). The majority of these hedges are internal to the Group.
3Used in effectiveness testing, comprising the full fair value change of the hedging instrument not excluding any component.

HSBC Holdings hedged item by hedged risk
	Hedged item						Ineffectiveness
	Carrying amount		Accumulated fair value hedge adjustments included in carrying amount[1]			Change in fair value[2]	Recognised in profit and loss
	Assets	Liabilities	Assets	Liabilities	Balance sheet presentation			Profit and loss presentation
Hedged risk	$m	$m	$m	$m		$m	$m
Foreign currency	666	—	(9)	—	Investment in subsidiaries	(9)
Interest rate	—	55,770	—	(710)	Debt securities in issue	(870)	(7)	Net income from financial instruments held for trading or managed on a fair value basis
	—	24,488	—	(361)	Subordinated liabilities[3]	(447)
	9,225	—	(39)	—	Loans and advances to banks	183
At 31 Dec 2025	9,891	80,258	(48)	(1,072)		(1,144)	(7)

Foreign currency	—	—	—	—	Investment in subsidiaries	—
Interest rate	—	78,402	—	(2,423)	Debt securities in issue	861	(9)	Net income from financial instruments held for trading or managed on a fair value basis
	7,769	—	(244)	—	Loans and advances to banks	233
At 31 Dec 2024	7,769	78,402	(244)	(2,423)		1,094	(9)
1The accumulated amount of fair value hedge adjustments remaining in the statement of financial position for hedged items that have ceased to be adjusted for hedging gains and losses were assets of $1,142m (2024: $1,216m) for debt issued.
2Used in effectiveness testing, comprising amount attributable to the designated hedged risk that can be a risk component.
3From 2025, HSBC Holdings is presenting separately the carrying amount of 'Subordinated liabilities' hedged items from 'Debt securities in issue'.
For some debt securities held, HSBC manages interest rate risk in a dynamic risk management strategy. The assets in scope of this strategy are high-quality fixed-rate debt securities, which may be sold to meet liquidity and funding requirements.
The interest rate risk of the HSBC fixed-rate debt securities issued is managed in a non-dynamic risk management strategy.
Cash flow hedges
HSBC’s cash flow hedging instruments consist principally of interest rate swaps and cross-currency swaps that are used to manage the variability in future interest cash flows of non-trading financial assets and liabilities, arising due to changes in market interest rates and foreign-currency basis.
HSBC applies macro cash flow hedging for interest rate risk exposures on portfolios of replenishing current and forecasted issuances of non-
trading assets and liabilities that bear interest at variable rates, including rolling such instruments. The amounts and timing of future cash flows, representing both principal and interest flows, are projected for each portfolio of financial assets and liabilities on the basis of their contractual terms and other relevant factors, including estimates of prepayments and defaults. The aggregate cash flows representing both principal balances and interest cash flows across all portfolios are used to determine the effectiveness and ineffectiveness. Macro cash flow hedges are considered to be dynamic hedges.
HSBC also hedges the variability in future cash flows on foreign-denominated financial assets and liabilities arising due to changes in foreign exchange market rates with cross-currency swaps, which are considered dynamic hedges.

Hedging instrument by hedged risk
	Hedging instrument					Hedged item	Ineffectiveness
		Carrying amount			Change in fair value[2]	Change in fair value[3]	Recognised in profit and loss	Profit and loss presentation
	Notional amount[1]	Assets	Liabilities	Balance sheet presentation
Hedged risk	$m	$m	$m		$m	$m	$m
Foreign currency	62,334	1,138	278	Derivatives	(376)	(376)	—	Net income from financial instruments held for trading or managed on a fair value basis
Interest rate	190,020	1,095	282	Derivatives	1,256	1,267	(11)
At 31 Dec 2025	252,354	2,233	560		880	891	(11)

Foreign currency	47,194	2,088	68	Derivatives	2,451	2,451	—	Net income from financial instruments held for trading or managed on a fair value basis
Interest rate	215,777	619	519	Derivatives	(2,954)	(2,964)	10
At 31 Dec 2024	262,971	2,707	587		(503)	(513)	10
1The notional contract amounts of derivatives designated in qualifying hedge accounting relationships indicate the nominal value of transactions outstanding at the balance sheet date. They do not represent amounts at risk.
2Used in effectiveness testing, comprising the full fair value change of the hedging instrument not excluding any component.
3Used in effectiveness assessment, comprising amount attributable to the designated hedged risk that can be a risk component.

Reconciliation of equity and analysis of other comprehensive income by risk type
	Interest rate	Foreign currency
	$m	$m
Cash flow hedging reserve at 1 Jan 2025	(1,056)	(23)
Fair value gains/(losses)	1,267	(376)
Fair value (gains)/losses reclassified from the cash flow hedge reserve to the income statement in respect of:
Hedged items that have affected profit or loss[1]	807	574
Income taxes	(541)	(31)
Others	(49)	(2)
Cash flow hedging reserve at 31 Dec 2025	428	142

Cash flow hedging reserve at 1 Jan 2024	(901)	(132)
Fair value gains/(losses)	(2,964)	2,451
Fair value (gains)/losses reclassified from the cash flow hedge reserve to the income statement in respect of:
Hedged items that have affected profit or loss[1]	2,529	(2,430)
Income taxes	81	1
Others	199	87
Cash flow hedging reserve at 31 Dec 2024	(1,056)	(23)
1Hedged items that have affected profit or loss are primarily recorded within interest income.
Net investment hedges
The Group applies hedge accounting in respect of certain net investments in non-US dollar functional currency foreign operations for changes in spot exchange rates only. Hedging could be undertaken for Group structural exposure to changes in the US dollar to foreign currency exchange rates using forward foreign exchange contracts or by financing with foreign currency borrowings. An economic relationship exists between the hedged net investment and hedging instrument due to the shared foreign currency risk exposure. For further details of our structural foreign exchange exposures, see page .
The aggregate positions at the reporting date and the performance indicators of both live and de-designated hedges are summarised below.

Hedges of net investment in foreign operations
	Carrying amount		Nominal amount	Amounts recognised in OCI[1]	Change in fair value[2]	Hedge ineffectiveness recognised in income statement
	Derivative assets	Derivative liabilities
Description of hedged risk	$m	$m	$m	$m	$m	$m
2025
Pound sterling-denominated structural foreign exchange	58	(188)	17,114	(291)	(1,124)	—
Swiss franc-denominated structural foreign exchange	—	(7)	615	13	(76)	—
Hong Kong dollar-denominated structural foreign exchange	7	—	5,761	(29)	(2)	—
Other structural foreign exchange[3]	30	(189)	22,761	116	(791)	—
Total	95	(384)	46,251	(191)	(1,993)	—

2024
Pound sterling-denominated structural foreign exchange	397	(1)	15,407	833	229	—
Swiss franc-denominated structural foreign exchange	10	—	556	89	40	—
Hong Kong dollar-denominated structural foreign exchange	1	(3)	5,844	(27)	(26)	—
Other structural foreign exchange[3]	242	(3)	13,160	907	499	—
Total	650	(7)	34,967	1,803	742	—
1Amount recognised in OCI for Swiss franc includes $110m (2024: $110m) related to de-designated hedge.
2Used in effectiveness assessment, comprising amount attributable to the designated hedged risk that can be a risk component.
3Other currencies include Euro, New Taiwan dollar, Singapore dollar, Polish zloty, South Korean won, UAE dirham, Indian rupee, Chinese renminbi, Kuwaiti dinar,
Qatari riyal, Indonesian rupiah, Thai baht, Malaysian ringgit and Philippine peso.